SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Share Capital
As of December 31, 2024 and 2023, the share capital of the Company comprises the following:

AS OF DEC. 31 US$ MILLIONS, EXCEPT FOR PAR VALUE AND SHARE AMOUNTS	2024					2023
	Par Value		Authorized to Issue	Outstanding(1)	Carrying Amount	Par Value		Authorized to Issue	Issued and Outstanding	Carrying Amount
Class A Senior Preferred Shares		$25.00	100,000,000	—	$—		$25.00	100,000,000	—	$—
Class B Senior Preferred Shares	C$	25.00	100,000,000	—	—	C$	25.00	100,000,000	—	—
Class A Junior Preferred Shares	25.00		1,000,000,000	—	—	25.00		1,000,000,000	100,460,280	2,694
Class B Junior Preferred Shares	C$	25.00	1,000,000,000	—	—	C$	25.00	1,000,000,000	—	—
Class A Exchangeable Shares	33.10		1,000,000,000	41,436,516	1,441	33.42		1,000,000,000	15,311,749	615
Class A-1 Exchangeable Shares	33.10		500,000,000	—	—	33.42		500,000,000	28,073,777	961
Class B Shares	33.10		500,000	24,000	1	33.42		500,000	24,000	1
Class C Shares	1.00		1,000,000,000	201,116,647	8,526	1.00		1,000,000,000	102,056,784	3,607
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(1)The number of issued shares is the same as the number of outstanding shares for all share types, except for Class A exchangeable shares. The number of issued Class A exchangeable shares was 43,460,516 as of December 31, 2024, including 2,000,000 shares held in treasury. There were no shares held in treasury as of December 31, 2023.

Schedule of Movement of Shares Issued and Outstanding
The movement of shares outstanding is as follows:

SHARE AMOUNTS	Class A Redeemable Junior Preferred Shares	Class A Exchangeable Shares	Class A-1 Exchangeable Shares	Class B Shares	Class C Shares
Outstanding as of Jan. 1, 2022	—	10,877,989	—	24,000	23,544,548
Issuances	100,460,280	—	—	—	11,270,466
Conversions	—	(1,283,000)	—	—	6,119,609
Outstanding as of Dec. 31, 2022	100,460,280	9,594,989	—	24,000	40,934,623
Issuances	—	1,165,000	32,934,574	—	60,741,893
Conversions	—	4,551,760	(4,860,797)	—	380,268
Outstanding as of Dec. 31, 2023	100,460,280	15,311,749	28,073,777	24,000	102,056,784
Issuances	—	50,990	—	—	45,112,335
Acquisition of treasury shares, net	—	(2,000,000)	—	—	—
Conversions	(100,460,280)	2,030,341	(2,030,341)	—	53,947,528
Redesignation	—	26,043,436	(26,043,436)	—	—
Outstanding as of Dec. 31, 2024	—	41,436,516	—	24,000	201,116,647
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